Annual Total Returns[BarChart] - International Growth Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.81%)	20.19%	20.75%	(3.46%)	(0.49%)	(2.75%)	27.63%	(8.12%)	32.64%	34.14%